U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.   Name and address of issuer:

         Monteagle Funds
         2506 Winford Avenue
         Nashville, Tennesse 37211

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes): [ X ]


3.   Investment Company Act File Number:  811-08529
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     Securities Act File Number:  333-41461
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4a.  Last day of fiscal year for which this Form is filed: 8/31/2012
                                                           -----------

4b.  Check if this Form is being  filed late (i.e.  more than 90  calendar  days
     after the end of the issuer's fiscal year).  [   ]

4c.  Check if this is the last time the issuer will be filing this Form. [   ]

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):               $    12,783,046
                                                                 ---------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year                     $    11,460,777
                                                ---------------

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used
            to reduce registration fees
            payable to the Commission:          $    253,230,170
                                                ----------------

     (iv)   Total available redemption credits
            (add items 5(ii) and 5(iii)):                       -$  264,690,947
                                                                 --------------

     (v)    Net sales - if Item 5(i) is greater than Item(iv)
            (subtract Item 5(iv) from Item 5(i))                 $            0
                                                                 --------------

     (vi)   Redemption credits available
            for use in future years. If
            Item 5(i) is less than Item
            5(iv) Subtract item 5(iv)
            from Item 5(i)                       $ (251,907,541)
                                                 ---------------

     (vii)  Multiplier for determining
            registration fee (See
            Instruction C.9):                                         0.0001364
                                                                ---------------

     (viii) Registration  fee due  (multiply  Item
            5(v) by Item 5(iv) from Item 5(vii)
            enter "0" if no fee is due):                        $             0
                                                                ---------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

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     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                ------------

7.   Interest  due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year:         $             0
                                                                ---------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:               $             0
                                                                ---------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     CIK Number designated to receive payment:  0001045701
                                                --------------
     Method of Delivery:

          [   ]  Wire Transfer
          [   ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By     /s/ Larry E. Beaver, Jr.
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       Signature

       Larry E. Beaver, Jr.
       ------------------------------
       Name

       Treasurer
       ------------------------------
       Title

Date   11/29/2012
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* Please print the name and title of the signing officer below the signature.